7. Interest in joint venture (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInterestsInJointVenturesLineItems [Line Items]
Equity attributable to the owners	$ 8,844	$ 10,693
SACME
SummaryOfInterestsInJointVenturesLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 8,844	$ 10,693